Marketable Securities (Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Aggregate cost basis	$ 41,477	[1]	$ 33,019	[1]
Gross unrealized holding gains	216		5
Gross unrealized holding (losses)	(182)		(552)
Net unrealized holding gains/(losses)	34		(547)
Aggregate fair value	41,511	[2]	32,472	[2]
Accrued interest on securities	425		325
Current [Member]
Aggregate cost basis	12,702	[1]	9,108	[1]
Gross unrealized holding gains	23		5
Gross unrealized holding (losses)	(56)		(100)
Aggregate fair value	12,669	[2]	9,013	[2]
Non-Current [Member]
Aggregate cost basis	28,775	[1]	23,911	[1]
Gross unrealized holding gains	193
Gross unrealized holding (losses)	(126)		(452)
Aggregate fair value	$ 28,842	[2]	$ 23,459	[2]

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).